Taxes (Details 4) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current tax assets, current	$ 1,505	$ 1,100
Current tax assets, non-current	1,776	1,297
Current tax liabilities, current	687	574
Current tax liabilities, noncurrent
REFIS current liabilities	423	353
REFIS noncurrent liabilities	784	1,007
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	311	260
Current tax assets, non-current	19	3
Current tax liabilities, current	52	34
Current tax liabilities, noncurrent
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	208	266
Current tax assets, non-current	1,293	975
Current tax liabilities, current	2	12
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	973	564
Current tax assets, non-current	462	319
Current tax liabilities, current	351	317
Financial Compensation For Exploration Of Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities, current	77	63
Others [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	13	10
Current tax assets, non-current	2
Current tax liabilities, current	205	148
REFIS Liabilities [Member]
IfrsStatementLineItems [Line Items]
REFIS current liabilities	423	353
REFIS noncurrent liabilities	$ 784	$ 1,007